RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Provision of Gaming Related Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 18,140	$ 17,473
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	550	9
Costs and expenses (services provided to the Group):
Costs and expenses	1,700	1,814
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment and other long-term assets	1,728	2,687
Transfer-in of other long-term assets	4,764	6,411
Purchases of intangible assets	192	0
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Provision of Gaming Related Services [Member]
Revenues (services provided by the Group):
Revenues	(5,522)	(38,986)
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	37,941	18,959
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	19,493	19,706
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	550	9
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	46,302	51,713
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	24,315	24,472
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	13,355	11,029
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs capitalized in construction in progress
Costs and expenses (services provided to the Group):
Costs and expenses	7,354	7,287
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchase of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 92	$ 133